Restructuring Charges (Schedule Of Analysis Of Accrued Restructuring Charges) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Restructuring Charges [Abstract]
Balance at beginning of year	¥ 31,492	¥ 9,389	¥ 32,523
New charges	184,453	56,953	54,872
Cash payments or otherwise settled	(145,003)	(34,850)	(78,006)
Balance at end of year	¥ 70,942	¥ 31,492	¥ 9,389